United STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Morley Fund Management Limited
Address:    No.1 Poultry
            LONDON EC2R 8EJ
            United Kingdom

13F File Number: 028-06503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Mary Ward
Title:          Group Legal Operations Manager
Phone:          00 44 1603 684420
Signature, Place, and Date of Signing:
Mary Ward    London, United Kingdom    11 May, 2006

Report Type (Check only one.):
[ ]        13F HOLDINGS REPORT.
[X]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name:       Aviva plc          028-06609
Address:    St Helen's
            1 Undershaft
            London
            EC3P 3DQ
            United Kingdom

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.